Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Schedule of Fair Market Value of the Conversion Features Using the Black-Scholes Pricing Model

During the three months ending September 30, 2014, the range of inputs used to calculate derivative liabilities noted above were as follows:

Three months ending
September 30, 2014
Annual dividend yield	0.00
Expected life (years)	0.17- 0.11
Risk-free interest rate	.03-.01%
Expected volatility	234.68%

During the year ended December 31, 2013, the range of inputs used to calculate derivative liabilities noted above were as follows:

Year ended December 31, 2013
Annual dividend yield	-
Expected life (years)	0.0 - 0.25
Risk-free interest rate	0.02% - 0.12%
Expected volatility	61.34% - 159%

Tarpon Bay Convertible Notes [Member]
Short-term Debt [Line Items]
Schedule of Derivative Liability Using Black Shole Price

The Company used the following range of assumptions for the three months ended September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Annual dividend yield	0%	0%
Expected life (years)	0.00 - 0.01	0.8
Risk-free interest rate	0.01% - 0.02%	0.02%
Expected volatility	229% - 242%	159%

The Company used the following assumptions as of December 31, 2013 and each of the notes inception:

	December 31, 2013	Notes Inception
Annual dividend yield	0%	0%
Expected life (years)	0.08	0.17 - 0.52
Risk-free interest rate	0.02%	0.05 - 0.10%
Expected volatility	159%	159%

AKR Promissory Note [Member]
Short-term Debt [Line Items]
Schedule of Derivative Liability Using Black Shole Price

The Company assessed the fair value of the AKR Warrants based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

April 8, 2014
Annual dividend yield	-
Expected life (years) of	1.41 - 2.00
Risk-free interest rate	0.40%
Expected volatility	183% - 206%